Embedded derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Embedded derivatives [Line Items]
Disclosure of detailed information about embedded derivatives [text block]
As discussed in Note 2(d), the Company’s sales create exposure to changes in the market prices of copper and molybdenum which are considered embedded derivatives. As of December 31, 2018 and 2017, information about the Company’s embedded derivatives is as follows:

			As of December 31, 2018
	Pounds payable	Maturity	Provisional pricing	Forward pricing	Fair value provision
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	261,530	January 2019 to May 2019	Between 2.675 and 2.834	Between 2.704 and 2.708	(18,848)
Copper Cathode	7,711	January 2019	2.810	2.704	(824)
Molybdenum	3,545	January 2019 to February 2019	Between 10.787 and 10.810	10.675	(441)

					(20,113	)(a)

			As of December 31, 2017
	Pounds payable	Maturity	Provisional pricing	Forward pricing	Fair value provision
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	252,830	January 2018 to May 2018	Between 2.903 and 3.166	Between 3.274 and 3.297	62,870
Copper Cathode	2,756	January 2018	Between 2.970 and 3.246	3.274	179
Molybdenum	3,340	January 2018 to February 2018	Between 7.229 and 7.231	8.950	5,687

					68,736	(a)

(a)
Embedded derivative adjustments are recorded on the statement of financial position in “Trade account receivable – related parties” (US$(19.3) million as of December 31, 2018 and US$65.6 million as of December 31, 2017) and “Trade accounts receivable (net)” (US$(0.8) million as of December 31, 2018 and US$3.1 million as of December 31, 2017).